SUBSEQUENT EVENTS (Details) (USD $)	12 Months Ended				1 Months Ended		1 Months Ended		0 Months Ended			0 Months Ended
	Dec. 31, 2012	Feb. 01, 2013	Dec. 31, 2011	Dec. 31, 2010	Nov. 30, 2012 Giosis Mecoxlane	Dec. 31, 2012 Giosis Mecoxlane	Nov. 30, 2012 Giosis Giosis Mecoxlane	Dec. 31, 2012 Giosis Giosis Mecoxlane	Feb. 28, 2013 Subsequent Events	Feb. 01, 2013 Subsequent Events	Jan. 31, 2013 Subsequent Events	Feb. 28, 2013 Subsequent Events Restricted shares item	Jan. 30, 2013 Subsequent Events Restricted shares
Subsequent Events
Capital contribution in joint venture, Giosis Mecoxlane	$ 5,000,000				$ 5,000,000		$ 15,000,000
Outstanding equity interest in joint venture (as a percent)						40.00%		60.00%
American Depositary Shares ("ADSs") to ordinary shares ("Shares") ratio	0.1429	0.0286	0.1429	0.1429						7	35
ADS consolidation ratio										0.2000
Vesting schedule (as a percent)													100.00%
Vesting period													1 year
Number of directors and employees who tendered award under exchange program												36
Aggregate shares issued under exchange program									47,850,654
Aggregate shares converted under exchange program												43,745,154